Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 504,108	$ 77,258	¥ 972,438		¥ 940,298
RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	150,967	150,967	569,772	$ 569,772
US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 353,141	$ 54,122	¥ 402,666	$ 57,720